Schedule of Contract with Customer, Asset and Liability (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Unearned revenues (short-term contract liabilities)	$ 71,305,655	$ 61,625,676	$ 32,163,087
Unearned revenues (long-term contract liabilities)	19,207,736	23,498,597	31,179,211
Subscription and Circulation [Member]
Disaggregation of Revenue [Line Items]
Unearned revenues (short-term contract liabilities)	15,708,139	14,870,712
Unearned revenues (long-term contract liabilities)	1,593,724	593,136
Magazine Circulation [Member]
Disaggregation of Revenue [Line Items]
Unearned revenues (short-term contract liabilities)	49,244,783	46,586,345	23,528,148
Unearned revenues (long-term contract liabilities)	17,444,012	22,712,961	30,478,154
Advertising And Other [Member]
Disaggregation of Revenue [Line Items]
Unearned revenues (short-term contract liabilities)	6,352,733	168,619
Service, Other [Member]
Disaggregation of Revenue [Line Items]
Unearned revenues (long-term contract liabilities)	$ 170,000	192,500
Digital Subscriptions [Member]
Disaggregation of Revenue [Line Items]
Unearned revenues (short-term contract liabilities)		15,039,331	8,634,939
Unearned revenues (long-term contract liabilities)		593,136	478,557
Product and Service, Other [Member]
Disaggregation of Revenue [Line Items]
Unearned revenues (long-term contract liabilities)		$ 192,500	$ 222,500